Other Current and Non-Current Assets - Schedule of Other Current and Non Current Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Prepayments and advances	₽ 4,757	₽ 4,428
Input, recoverable and deferred VAT and other taxes recoverable	5,492	3,875
Other current assets	99	120
Total prepayments and other current assets	10,348	8,423
Other non-current assets
Deferred assets from sale and lease back	145	176
Other non-current assets	48	50
Total other non-current assets	₽ 193	₽ 226